PARTNERSHIP CAPITAL - Additional Information (Details)						1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
		Jun. 10, 2022	Sep. 30, 2021 USD ($)	Jan. 21, 2021 USD ($) $ / shares shares	Sep. 21, 2020 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2020 $ / shares shares	Mar. 29, 2020 $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2022 USD ($) transaction day $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Nov. 01, 2021 shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Apr. 21, 2021	Mar. 31, 2021
Schedule of Partnership Units [Line Items]
Partnership capital, stock split, conversion ratio		1.5
Partnership units issued, net of costs and repurchases												$ 13,000,000		$ 1,073,000,000		$ 9,000,000
Share issue related cost						$ 6,000,000
Volume weighted average of trading price, number of trading days | day												5
Basic earnings (loss) per share (in dollars per unit) | $ / shares	[1]											$ 0.14		$ 1.16		$ 0.23
Diluted earnings (loss) per share (in dollars per unit) | $ / shares	[1]											$ 0.14		$ 1.16		$ 0.23
Exchangeable shares issued as a result of special distribution | shares									69,500,000									3,200,000	12,100,000	26,900,000
Exchange ratio																					1	1
Issuance of BIPC exchangeable shares						$ 134,000,000	$ 502,000,000	$ 1,140,000,000								$ 0	[2],[3]
Issue of equity												$ 13,000,000	[4]	$ 2,974,000,000	[5]	$ 9,000,000	[3]
Brookfield Infrastructure Partners
Schedule of Partnership Units [Line Items]
Classes of partnership units | transaction												3
Holding LP
Schedule of Partnership Units [Line Items]
Classes of partnership units | transaction												4
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares												0		8,000,000		8,000,000
Issue of equity												$ 0		$ 194,000,000		$ 195,000,000
Repurchased and cancelled (in shares) | shares												(11,979,750)		(9,986,588)		0
Repurchased and cancelled												$ (220,000,000)		$ (186,000,000)		$ 0
Preferred Unitholders Capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Losses on redemption												23,000,000
Repurchased and cancelled (in shares) | shares														(20,000,000)
Repurchased and cancelled												(243,000,000)
Preferred Unitholders Capital | Series 14 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares				8,000,000
Shares issued, price per share (usd per share) | $ / shares				$ 25
Partnership units issued, net of costs and repurchases			$ 206,000,000	$ 200,000,000
Quarterly fixed distribution rate				5.00%
Underwriting related cost				$ 6,000,000
Preferred Unitholders Capital | Series 13 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares					8,000,000
Shares issued, price per share (usd per share) | $ / shares					$ 25
Partnership units issued, net of costs and repurchases					$ 200,000,000
Quarterly fixed distribution rate					5.125%
Underwriting related cost					$ 5,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions												$ 240,000,000		$ 206,000,000		$ 183,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares) | shares												2,400,000		2,400,000		2,400,000
Non-controlling Interest - Redeemable Partnership Units
Schedule of Partnership Units [Line Items]
Issuance of BIPC exchangeable shares	[2],[3]															$ (183,000,000)
Issue of equity	[5]													$ 400,000,000
Non-controlling Interest - Redeemable Partnership Units | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares						10,700,000								10,656,521		0
Weighted average number of shares outstanding (in shares) | shares												193,600,000		184,200,000		182,900,000
Issue of equity						$ 400,000,000						$ 0		$ 400,000,000		$ 0
Non-controlling Interest - Redeemable Partnership Units | Partners' capital | Holding LP
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares												193,600,000
Limited Partners 1
Schedule of Partnership Units [Line Items]
Issuance of BIPC exchangeable shares	[2],[3]															(441,000,000)
Issue of equity												$ 13,000,000	[4]	$ 545,000,000	[5]	$ 9,000,000	[3]
Limited Partners 1 | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares						14,200,000						338,953		14,564,499		336,134
Partnership units issued, net of costs and repurchases						$ 556,000,000
Share issue related cost						$ 23,000,000
Repurchased and cancelled (in shares) | shares												0		0		200,000
Repurchased and cancelled																$ 100,000
Share repurchase related cost												$ 0		$ 0		$ 1,000,000
Dividend reinvestment plan, unit issued (in shares) | shares												300,000		400,000		300,000
Dividend reinvestment plan, proceeds												$ 13,000,000		$ 12,000,000		$ 9,000,000
Weighted average number of shares outstanding (in shares) | shares												458,100,000		445,100,000		442,100,000
Issue of equity												$ 13,000,000	[4]	$ 545,000,000	[5]	$ 9,000,000	[3]
Non-controlling Interest - Exchange LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
BIPC exchangeable LP converted to BIPC exchangeable (in shares) | $ / shares												$ 400,000		$ 600,000
Partnership distributions (in shares) | shares									0.11
Issued for cash (in shares) | shares												0		0		190,038
Issue of equity												$ 0		$ 259,000,000		$ 0
Exchange LP conversion (in shares) | shares												100,000		200,000		400,000
Exchange LP unit conversion, value												$ 2,000,000		$ 2,000,000		$ 3,000,000
Non-controlling interest— BIPC exchangeable shares | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares												0		3,210,037		0
Units converted to exchangeable shares, value														$ (1,000,000)
Issue of equity														$ 128,000,000		$ 0
Incentive Distribution, $0.1827 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares											$ 0.1218
Distribution rights entitle as percent, threshold												15.00%
Incentive Distribution, $0.198 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares											$ 0.1320
Distribution rights entitle as percent, threshold												25.00%
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares										$ 0.2030				$ 0.1827
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares									$ 0.22					$ 0.1980

[1]	Basic and diluted income per limited partner unit have been retroactively adjusted to reflect the impact of the special distribution and the unit split. Refer to Note 1, Organization and Description of the Business, for further details.
[2]	Refer to Note 1, Organization and Description of the Business.
[3]	Refer to Note 28, Partnership Capital.
[4]	Refer to Note 28, Partnership Capital.
[5]	Refer to Note 28, Partnership Capital.